Acquisitions - Summary of long-term conatingent consideration (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information of Long Term Contingent Consideration [Abstract]
Valley Ag contingent consideration		$ 21,901
Valley Ag operating cash flows consideration	$ 7,247
Total Long-term deferred and contingent consideration	$ 7,247	$ 21,901